CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 23,504	$ (5,928)	$ (3,033)
Other comprehensive income (loss):
Foreign currency translation adjustments	217	153	(348)
Change in unrealized gain (loss) on hedging instruments, net	(1,290)	(2,822)	66
Less - reclassification adjustments for net loss (gain) realized on hedging instruments, net	2,605	2,179	(58)
Total other comprehensive income (loss)	1,532	(490)	(340)
Comprehensive income (loss)	$ 25,036	$ (6,418)	$ (3,373)